Financial assets designated at fair value	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Financial assets designated at fair value

13	Financial assets designated at fair value

	2017	2016
	$m	$m
Securities	29,456	24,677
– treasury and other eligible bills	606	204
– debt securities	4,090	4,189
– equity securities	24,760	20,284
Loans and advances to banks and customers	8	79
At 31 Dec	29,464	24,756

Securities[1]
		2017	2016
	Footnotes	$m	$m
US Treasury and US Government agencies	2	—	104
UK Government		17	41
Hong Kong Government		64	16
Other governments		1,247	747
Asset-backed securities	3	2	20
Corporate debt and other securities		3,366	3,465
Equities		24,760	20,284
At 31 Dec		29,456	24,677

1	Included within these figures are debt securities issued by banks and other financial institutions of $1,621m (2016: $1,766m), of which $0.4m (2016: $19m) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Treasury and US Government agencies.